Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (15)	$ (43)
Noncurrent liabilities	(194,462)	(160,683)
Net Amount Recognized	(194,477)	(160,726)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	227
Current liabilities	(458)	(436)
Noncurrent liabilities	(24,858)	(30,501)
Net Amount Recognized	$ (25,089)	$ (30,937)